CONDENSED BALANCE SHEETS	Mar. 31, 2022 USD ($)
CURRENT ASSETS
Cash	$ 335,162
Due from Related Party	68,591
Prepaid expenses and other assets	332,125
Total current assets	735,878
Prepaid expenses- non current	119,726
Marketable securities held in Trust Account	125,013,199
TOTAL ASSETS	125,868,803
CURRENT LIABILITIES
Accrued and other expenses	2,334,300
Accounts payable	52,496
Total current liabilities	2,386,796
Deferred underwriting fee payable	4,375,000
Total liabilities	6,761,796
COMMITMENTS AND CONTINGENCIES (Note 6)
REDEEMABLE ORDINARY SHARES
Ordinary shares subject to possible redemption, $0.0001 par value, 12,500,000 shares at redemption value of $10.00 per share.	125,000,000
SHAREHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Ordinary shares; $0.0001 par value; 110,000,000 shares authorized; 3,187,500 shares issued and outstanding (excluding 12,500,000 shares subject to possible redemption)	318
Accumulated deficit	(5,893,311)
Total Shareholders' Deficit	(5,892,993)
TOTAL LIABILITIES, REDEEMABLE ORDINARY SHARES, AND SHAREHOLDERS' DEFICIT	$ 125,868,803